Right-of-use assets and Lease liabilities - Details of Non-Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 50,782	$ 60,801
Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	51,459	63,169
Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	42,346	34,609
Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7,801	27,885
Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,312	675
Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	50,782	60,801
Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	41,800	32,687
Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7,717	27,456
Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1,265	$ 658
Contract Supplier | Nova Andino Litio SpA 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.69%
Contract Supplier | Nova Andino Litio SpA 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 3,075
Contract Supplier | Nova Andino Litio SpA 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,030
Contract Supplier | Nova Andino Litio SpA 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	45
Contract Supplier | Nova Andino Litio SpA 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | Nova Andino Litio SpA 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,020
Contract Supplier | Nova Andino Litio SpA 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,976
Contract Supplier | Nova Andino Litio SpA 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	44
Contract Supplier | Nova Andino Litio SpA 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | Nova Andino Litio SpA 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.66%
Contract Supplier | Nova Andino Litio SpA 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 9,948
Contract Supplier | Nova Andino Litio SpA 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	8,115
Contract Supplier | Nova Andino Litio SpA 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,833
Contract Supplier | Nova Andino Litio SpA 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | Nova Andino Litio SpA 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	9,572
Contract Supplier | Nova Andino Litio SpA 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7,765
Contract Supplier | Nova Andino Litio SpA 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,807
Contract Supplier | Nova Andino Litio SpA 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM Industrial S.A. 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.49%	3.10%
Contract Supplier | SQM Industrial S.A. 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 5,911	$ 7,770
Contract Supplier | SQM Industrial S.A. 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,735	3,730
Contract Supplier | SQM Industrial S.A. 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,176	4,040
Contract Supplier | SQM Industrial S.A. 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Industrial S.A. 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,627	7,287
Contract Supplier | SQM Industrial S.A. 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,493	3,382
Contract Supplier | SQM Industrial S.A. 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,134	3,905
Contract Supplier | SQM Industrial S.A. 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Industrial S.A. 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.04%
Contract Supplier | SQM Industrial S.A. 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 814
Contract Supplier | SQM Industrial S.A. 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	222
Contract Supplier | SQM Industrial S.A. 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	222
Contract Supplier | SQM Industrial S.A. 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	370
Contract Supplier | SQM Industrial S.A. 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	743
Contract Supplier | SQM Industrial S.A. 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	190
Contract Supplier | SQM Industrial S.A. 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	199
Contract Supplier | SQM Industrial S.A. 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 354
Contract Supplier | Soquimich Comercial S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.35%	4.23%
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1,626	$ 2,012
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,406	1,650
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	220	362
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,572	1,931
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,358	1,574
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	214	357
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | Orcoma SpA | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.80%	6.80%
Contract Supplier | Orcoma SpA | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 64	$ 72
Contract Supplier | Orcoma SpA | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	14	18
Contract Supplier | Orcoma SpA | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18	26
Contract Supplier | Orcoma SpA | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	32	28
Contract Supplier | Orcoma SpA | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	50	55
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	9	11
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	13	19
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 28	$ 25
Contract Supplier | SQM S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.04%
Contract Supplier | SQM S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 525
Contract Supplier | SQM S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	143
Contract Supplier | SQM S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	143
Contract Supplier | SQM S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	239
Contract Supplier | SQM S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	480
Contract Supplier | SQM S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	122
Contract Supplier | SQM S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	129
Contract Supplier | SQM S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 229
Contract Supplier | SQM Nitratos S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.04%
Contract Supplier | SQM Nitratos S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 424
Contract Supplier | SQM Nitratos S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	116
Contract Supplier | SQM Nitratos S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	116
Contract Supplier | SQM Nitratos S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	192
Contract Supplier | SQM Nitratos S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	387
Contract Supplier | SQM Nitratos S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	99
Contract Supplier | SQM Nitratos S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	103
Contract Supplier | SQM Nitratos S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 185
Contract Supplier | SIT S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.04%
Contract Supplier | SIT S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 574
Contract Supplier | SIT S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	157
Contract Supplier | SIT S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	157
Contract Supplier | SIT S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	260
Contract Supplier | SIT S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	525
Contract Supplier | SIT S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	134
Contract Supplier | SIT S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	141
Contract Supplier | SIT S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 250
Contract Supplier | SQM Australia Pty | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.03%	5.29%
Contract Supplier | SQM Australia Pty | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 19,165	$ 19,251
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	19,165	3,253
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	15,998
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Australia Pty | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	19,165	19,247
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	19,165	3,249
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	15,998
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	8.77%	9.75%
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 268	$ 1,340
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	268	766
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	574
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	262	1,212
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	262	663
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	549
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.98%	4.46%
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 3,394	$ 1,521
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,109	1,521
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,285	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,978	1,489
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,547	1,489
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,431	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Europe N.V. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.07%	3.07%
Contract Supplier | SQM Europe N.V. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 2,586	$ 3,072
Contract Supplier | SQM Europe N.V. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	970	970
Contract Supplier | SQM Europe N.V. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,455	1,455
Contract Supplier | SQM Europe N.V. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	161	647
Contract Supplier | SQM Europe N.V. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,383	2,788
Contract Supplier | SQM Europe N.V. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	848	823
Contract Supplier | SQM Europe N.V. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,374	1,332
Contract Supplier | SQM Europe N.V. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 161	$ 633
Contract Supplier | SQM North América Corp. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.32%	5.52%
Contract Supplier | SQM North América Corp. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 364	$ 568
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	346	562
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18	6
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM North América Corp. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	354	548
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	336	542
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18	6
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM África Pty | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	9.17%	9.43%
Contract Supplier | SQM África Pty | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 737	$ 1,222
Contract Supplier | SQM África Pty | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	687	1,222
Contract Supplier | SQM África Pty | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	50	0
Contract Supplier | SQM África Pty | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM África Pty | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	689	1,105
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	642	1,105
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	47	0
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Colombia S.A.S. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	13.98%	14.83%
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1,113	$ 1,200
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,113	1,200
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,111	1,198
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,111	1,198
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Iberian S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.25%
Contract Supplier | SQM Iberian S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 15
Contract Supplier | SQM Iberian S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Contract Supplier | SQM Iberian S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Iberian S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Iberian S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Contract Supplier | SQM Iberian S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15
Contract Supplier | SQM Iberian S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Iberian S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM Comercial Perú S.A.C. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.16%
Contract Supplier | SQM Comercial Perú S.A.C. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 93
Contract Supplier | SQM Comercial Perú S.A.C. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	93
Contract Supplier | SQM Comercial Perú S.A.C. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Comercial Perú S.A.C. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Comercial Perú S.A.C. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	93
Contract Supplier | SQM Comercial Perú S.A.C. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	93
Contract Supplier | SQM Comercial Perú S.A.C. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Comercial Perú S.A.C. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | Soquimich Comercial Brasil | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.56%
Contract Supplier | Soquimich Comercial Brasil | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 53
Contract Supplier | Soquimich Comercial Brasil | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	28
Contract Supplier | Soquimich Comercial Brasil | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	23
Contract Supplier | Soquimich Comercial Brasil | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2
Contract Supplier | Soquimich Comercial Brasil | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	52
Contract Supplier | Soquimich Comercial Brasil | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	27
Contract Supplier | Soquimich Comercial Brasil | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	23
Contract Supplier | Soquimich Comercial Brasil | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 2
Contract Supplier | SQM Shanghai Industrial Co. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.46%
Contract Supplier | SQM Shanghai Industrial Co. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 111
Contract Supplier | SQM Shanghai Industrial Co. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	111
Contract Supplier | SQM Shanghai Industrial Co. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Shanghai Industrial Co. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Shanghai Industrial Co. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	110
Contract Supplier | SQM Shanghai Industrial Co. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	110
Contract Supplier | SQM Shanghai Industrial Co. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Shanghai Industrial Co. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.23%
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 459
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	459
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	454
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	454
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM (Shanghai) Chemicals Co. Ltd. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM Ecuador S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	10.67%
Contract Supplier | SQM Ecuador S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 140
Contract Supplier | SQM Ecuador S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	44
Contract Supplier | SQM Ecuador S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	40
Contract Supplier | SQM Ecuador S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	56
Contract Supplier | SQM Ecuador S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	140
Contract Supplier | SQM Ecuador S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	44
Contract Supplier | SQM Ecuador S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	40
Contract Supplier | SQM Ecuador S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 56
Contract Supplier | SQM Salar S.A. 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.42%
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 22,761
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		17,661
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		5,100
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		21,644
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		16,676
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		4,968
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM Salar S.A. 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.39%
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 1,873
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		1,565
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		308
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		1,811
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		1,505
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		306
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM Industrial S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		6.02%
Contract Supplier | SQM Industrial S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 37
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		37
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		36
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		36
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM Iberian | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		3.25%
Contract Supplier | SQM Iberian | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 92
Contract Supplier | SQM Iberian | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		76
Contract Supplier | SQM Iberian | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		16
Contract Supplier | SQM Iberian | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Iberian | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		76
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		60
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		16
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM Commercial Peru S.A.C. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		8.01%
Contract Supplier | SQM Commercial Peru S.A.C. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 94
Contract Supplier | SQM Commercial Peru S.A.C. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		94
Contract Supplier | SQM Commercial Peru S.A.C. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Commercial Peru S.A.C. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Commercial Peru S.A.C. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		94
Contract Supplier | SQM Commercial Peru S.A.C. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		94
Contract Supplier | SQM Commercial Peru S.A.C. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Commercial Peru S.A.C. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM Soquimich Brasil | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.62%
Contract Supplier | SQM Soquimich Brasil | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 21
Contract Supplier | SQM Soquimich Brasil | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		21
Contract Supplier | SQM Soquimich Brasil | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Soquimich Brasil | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Soquimich Brasil | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		21
Contract Supplier | SQM Soquimich Brasil | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		21
Contract Supplier | SQM Soquimich Brasil | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Soquimich Brasil | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM India Private Limited | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.84%
Contract Supplier | SQM India Private Limited | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 18
Contract Supplier | SQM India Private Limited | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		18
Contract Supplier | SQM India Private Limited | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM India Private Limited | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM India Private Limited | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		18
Contract Supplier | SQM India Private Limited | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		18
Contract Supplier | SQM India Private Limited | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM India Private Limited | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM Japan Co. Ltd. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.38%
Contract Supplier | SQM Japan Co. Ltd. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 14
Contract Supplier | SQM Japan Co. Ltd. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		14
Contract Supplier | SQM Japan Co. Ltd. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Japan Co. Ltd. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Japan Co. Ltd. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		14
Contract Supplier | SQM Japan Co. Ltd. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		14
Contract Supplier | SQM Japan Co. Ltd. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM Japan Co. Ltd. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		2.46%
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 231
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		231
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		227
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		227
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		0
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities		$ 0